UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23859

Advisor Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Russell B. Simon

Advisor Managed Portfolios

2020 East Financial Way, Suite 100

Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7395

Registrant’s telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: April 30, 2025

Item 1. Reports to Stockholders.

(a)

Soundwatch Hedged Equity ETF
SHDG (Principal U.S. Listing Exchange: CBOE )
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about the Soundwatch Hedged Equity ETF for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://www.soundwatch.com/shdg. You can also request this information by contacting us at 1-888-244-4601.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Soundwatch Hedged Equity ETF	$38	0.78%
1	Annualized
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$144,593,975
Number of Holdings	7
Portfolio Turnover	0%
30-Day SEC Yield	1.14%
30-Day SEC Yield Unsubsidized	1.04%
Visit https://www.soundwatch.com/shdg for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025 expressed as a percentage of net assets)

Top Holdings	(%)
iShares Core S&P 500 ETF	97.2%
S&P 500 Index 6/30/2025 P5,330	2.0%
Cash & Other	1.4%
First American Government Obligations Fund	0.9%
S&P 500 Index 12/31/2025 C6,300	0.1%
S&P 500 Index 6/30/2025 C6,020	-0.4%
S&P 500 Index 12/31/2025 P6,300	-0.4%
S&P 500 Index 6/30/2025 P4,850	-0.8%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.soundwatch.com/shdg.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Soundwatch Capital, LLC documents not be householded, please contact Soundwatch Capital, LLC at 1-888-244-4601, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Soundwatch Capital, LLC or your financial intermediary.
Soundwatch Hedged Equity ETF	PAGE 1	TSR-SAR-00777X603

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Soundwatch Hedged Equity ETF (SHDG)
Semi-Annual Financial Statements
April 30, 2025 (Unaudited)

SOUNDWATCH HEDGED EQUITY ETF
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

		Shares	Value
EXCHANGE TRADED FUNDS - 97.2%(a)
iShares Core S&P 500 ETF(b)		$251,930	$140,566,862
TOTAL EXCHANGE TRADED FUNDS (Cost $70,310,627)			140,566,862
	Notional Amount	Contracts
PURCHASED OPTIONS - 2.1%(c)
Call Options – 0.1%
S&P 500 Index, Expiration: 12/31/2025; Exercise Price: $6,300.00	$5,012,154	9	80,955
Put Options - 2.0%
S&P 500 Index, Expiration: 06/30/2025; Exercise Price: $5,330.00	145,352,466	261	2,886,660
TOTAL PURCHASED OPTIONS (Cost $2,811,717)			2,967,615
		Shares
SHORT-TERM INVESTMENTS - 0.9%
First American Government Obligations Fund - Class X, 4.25%(d)		1,278,372	1,278,372
TOTAL SHORT-TERM INVESTMENTS (Cost $1,278,372)			1,278,372
TOTAL INVESTMENTS - 100.2% (Cost $74,400,716)			$144,812,849
Liabilities in Excess of Other Assets - (0.2)%			(218,874)
TOTAL NET ASSETS - 100.0%			144,593,975

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (1.6)%(c)
Call Options - (0.4)%
S&P 500 Index, Expiration: 06/30/2025; Exercise Price: $6,020.00	$ (145,352,466)	(261)	$(576,810)
Put Options - (1.2)%
S&P 500 Index
Expiration: 06/30/2025; Exercise Price: $4,850.00	(145,352,466)	(261)	(1,114,470)
Expiration: 12/31/2025; Exercise Price: $6,300.00	(5,012,154)	(9)	(620,550)
Total Put Options			(1,735,020)
TOTAL WRITTEN OPTIONS (Premiums received $2,488,562)			$(2,311,830)

Percentages are stated as a percent of net assets.
(a)	See Note 7.
(b)	A portion of the security is pledged as collateral.
(c)	Non-income producing securities.
(d)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.
The accompanying notes are an integral part of these financial statements.

1

SOUNDWATCH HEDGED EQUITY ETF
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2025 (Unaudited)

ASSETS:
Investments in securities, at value (cost $74,400,716)	$144,812,849
Deposits at broker for options contracts	2,158,088
Receivables:
Interest receivable	4,297
Total assets	146,975,234
Liabilities:
Written options, at value (premiums received $2,488,562)	2,311,830
Due to Investment Advisor	56,782
Interest payable	12,647
Total liabilities	2,381,259
NET ASSETS	$144,593,975
Components of Net Assets:
Paid-in capital	$94,557,121
Total distributable earnings	50,036,854
Net assets	$144,593,975
Institutional Class:
Net Assets	$144,593,975
Shares Issued and Outstanding (unlimited number of shares authorized, no par value)	5,223,083
Net asset value	$27.68

The accompanying notes are an integral part of these financial statements.

2

SOUNDWATCH HEDGED EQUITY ETF
STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2025 (Unaudited)

INVESTMENT INCOME:
Dividend income	$970,386
Interest income	24,285
Total investment income	994,671
EXPENSES:
Investment Management fee (Note 4)	442,724
Interest expense (Note 3)	207,386
Total expenses	650,110
Expenses waived and reimbursed by the Advisor (Note 4)	(73,787)
Net expenses	576,323
Net investment income	418,348
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(3,859,323)
Written options	2,900,043
Net realized loss	(959,280)
Net change in unrealized appreciation (depreciation) on:
Investments	(3,210,026)
Written options	(282,588)
Net change in unrealized appreciation (depreciation) on:	(3,492,614)
Net realized and unrealized loss on investments, in-kind transactions and written options	(4,451,894)
NET DECREASE IN NET ASSETS FROM OPERATIONS	$(4,033,546)

The accompanying notes are an integral part of these financial statements.

3

SOUNDWATCH HEDGED EQUITY ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income	$418,348	$977,774
Net realized loss on investments, in-kind transactions and written options	(959,280)	(6,348,312)
Net change in unrealized appreciation (depreciation) on investments and written options	(3,492,614)	35,181,413
Net increase (decrease) in net assets from operations	(4,033,546)	29,810,875
DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(914,169)	(1,450,331)
CAPITAL TRANSACTIONS:
Net proceeds from shares sold	5,857,852	10,404,562
Cost of shares repurchased	—	(683,080)
Net increase in net assets from capital transactions	5,857,852	9,721,482
Net increase in net assets	910,137	38,082,026
NET ASSETS:
Beginning of period	143,683,838	105,601,812
End of period	$144,593,975	$143,683,838
CAPITAL SHARE TRANSACTIONS:
Shares sold	200,000	400,000
Shares repurchased	—	(25,000)
Net increase in shares outstanding	200,000	375,000

The accompanying notes are an integral part of these financial statements.

4

SOUNDWATCH HEDGED EQUITY ETF
FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Year Presented.

		For the Year Ended October 31,
	2025*	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Year	$28.60	$22.72	$21.00	$23.77	$19.13	$18.17
INVESTMENT OPERATIONS:
Net investment income(1)	0.09	0.20	0.30	0.15	0.14	0.23
Net realized and unrealized gain (loss) on investments	(0.83)	5.98	1.61	(2.79)	4.69	1.00
Total income (loss) from investment operations	(0.74)	6.18	1.91	(2.64)	4.83	1.23
LESS DISTRIBUTIONS:
From net investment income	(0.18)	(0.30)	(0.19)	(0.13)	(0.19)	(0.27)
Total distributions	(0.18)	(0.30)	(0.19)	(0.13)	(0.19)	(0.27)
Net asset value, end of year	$27.68	$28.60	$22.72	$21.00	$23.77	$19.13
Total return(2)
Net asset value(3)	(2.63)%	27.47%	9.15%	(11.18)%	25.44%	6.83%
Market value(4)	(2.77)%	27.66%	9.20%(5)	—	—	—
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$144,594	$143,684	$105,602	$95,527	$105,649	$84,391
Ratio of expenses to average net assets
Before fees waived/reimbursed by the Advisor(6)(7)	0.88%	0.82%	0.60%	1.07%	1.06%	1.09%
After fees waived/reimbursed by the Advisor(6)(7)	0.78%	0.72%	0.50%	0.71%	0.72%	0.71%
Ratio of net investment income to average net assets
After fees waived/reimbursed by the Advisor(8)	0.57%	0.76%	1.34%	0.69%	0.64%	1.24%
Portfolio Turnover Rate	0%	0%	3%	25%	2%	13%

*	For the six months ended April 30, 2025 (unaudited).
(1)	Computed using the average shares method.
(2)
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(3)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value.

(4)
Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. Market value returns may vary from net asset value returns.

(5)
Effective October 24, 2022, the Fund converted from a Mutual Fund to an ETF pursuant to an Agreement and Plan of Reorganization. See Note 1 in the Notes to Financial Statements for additional information about the Reorganization. Due to the reorganization, market value total return for the year ended October 31, 2022 was calculated assuming an initial investment made at net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. The market value total return for the period from October 24, 2022 to October 31, 2023, assuming an initial investment made at market value at the beginning of the period and redemption on the last day of the period at market value, was 1.55%.

(6)	Does not include fees and expenses of the Underlying Funds in which the Fund invests.
(7)
The ratio of expenses to average net assets includes tax, short dividend and/or interest expense. For the six months ended April 30, 2025, and for the fiscal years ended October 31,2024, October 31, 2023, October 31, 2022, October 31, 2021 and October 31, 2020 the ratio of expenses to average net assets excluding tax, short dividend and/or interest expense before fees waived by the Advisor was 0.60%, 0.60%, 0.60%, 1.02%, 1.00% and 1.04%, respectively. Excluding tax, short dividend and/or interest expense, the ratio of expenses to average net assets, after fees waived by the Advisor, was 0.50%, 0.50%, 0.50%, 0.66%, 0.66% and 0.66%, respectively.

(8)
The ratio of net investment income to average net assets includes tax, short dividend and/or interest expense. For the six months ended April 30, 2025, and for the fiscal years ended October 31, 2024, October 31, 2023, October 31, 2022, October 31, 2021 and October 31, 2020 the ratio of net investment income to average net assets excluding tax, short dividend and/or interest expense after fees waived by the Advisor was 0.85%, 0.98%, 1.34%, 0.74%, 0.70% and 1.29%, respectively.

The accompanying notes are an integral part of these financial statements.

5

Soundwatch Hedged Equity ETF
Notes to Financial Statements
April 30, 2025 (Unaudited)
NOTE 1 – Organization
The Soundwatch Hedged Equity ETF (the “Fund) is a diversified series of Advisor Managed Portfolios (the “AMP Trust”). The Trust was organized on February 16, 2023, as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company.
Soundwatch Capital, LLC (the “Advisor”) serves as the investment manager to the Fund. The investment objective of the Fund is to provide long-term capital appreciation.
The Fund is the successor to the Soundwatch Hedged Equity ETF (the “Predecessor Fund”), a series of Trust for Advised Portfolios. The Predecessor Fund reorganized into the Fund on September 29, 2023 (the “AMP Reorganization”).
•
The AMP Reorganization was accomplished by a tax-free exchange of shares (with an exception for fractional mutual fund shares) of the Fund for shares of the Predecessor Fund of equivalent aggregate net asset value. The Fund adopted the performance history of the Predecessor Fund.

•
Fees and expenses incurred to affect the AMP Reorganization were borne by the Trust’s Administrator. The management fee of the Fund does not exceed the management fee of the Predecessor Fund. The AMP Reorganization did not result in a material change to the Fund’s investment portfolio and there are no material differences in accounting policies of the Fund and the Predecessor Fund.

•
The Fund did not purchase or sell securities following the AMP Reorganization for purposes of realigning its investment portfolio. Accordingly, the acquisition of the Predecessor Fund did not affect the Fund’s portfolio turnover ratios for the period ended October 31, 2023.

Prior to the AMP Reorganization, on October 24, 2022, the Soundwatch Hedged Equity Fund (the “Target Fund”) was reorganized for the purpose of continuing the operations of the Target Fund as an ETF (the “ETF Reorganization”).
•
The ETF Reorganization was accomplished by a tax-free exchange of shares (with an exception for fractional mutual fund shares) of the Fund’s predecessor fund for shares of the Target Fund of equivalent aggregate net asset value.

•
Fees and expenses incurred to affect the ETF Reorganization were borne by the Advisor. The management fee of the Fund’s predecessor fund was lower than the management fee of the Target Fund. The ETF Reorganization did not result in a material change to the Target Fund’s investment portfolio as compared to those of the Fund’s Predecessor Fund. There are also no material differences in accounting policies between the funds.

•
The Predecessor Fund did not purchase or sell securities following the ETF Reorganization for purposes of realigning its investment portfolio. The acquisition did not affect the Predecessor Fund’s portfolio turnover ratios for the year ended October 31, 2022.

NOTE 2 – Share Transactions
Shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc. (“Cboe” or the “Exchange”). Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in aggregated lots of 25,000 shares, each lot called a “Creation Unit.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated basket of in-kind securities and/or cash. Because securities sold short (there are other certain restricted securities that cannot be transacted in-kind where a broker is restricted in the security) are not currently eligible for in-kind transfers, they will be substituted with cash in the purchase or redemption of Creation Units of the Fund. The Fund will not accept (or offer) securities sold short in the creation or redemption of its shares. Except when aggregated in Creation Units, shares of the Fund are not redeemable securities.
Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System (“Clearing Process”) of the National Securities Clearing Corporation (“NSCC”) or (ii) a participant in the Depository Trust Company (“DTC”) and, in each case, must have executed a Participant

6

Soundwatch Hedged Equity ETF
Notes to Financial Statements
April 30, 2025 (Unaudited)(Continued)
Agreement with the Fund’s distributor, Quasar Distributors, LLC (the “Distributor”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Once created, shares generally will trade in the secondary market in amounts less than a Creation Unit and at market prices that change throughout the day.
A standard transaction fee of $300 will be charged by the Fund’s custodian in connection with the issuance or redemption of Creation Units. The standard fee will be the same regardless of the number of Creation Units issued or redeemed. In addition, a variable fee of up to 3% of the value of a Creation Unit may be charged by the Fund for cash purchases, non-standard orders, or partial cash purchases, and is designed to cover broker commissions and other transaction costs.
NOTE 3 – Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.
(A)
Securities Valuation – All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market®, NASDAQ Global Select Market® and the NASDAQ Capital Market® exchanges (collectively, “NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”).

Exchange traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is principally traded. On the last trading day prior to expiration, expiring options may be priced at intrinsic value. When reliable market quotations are not readily available or a pricing service does not provide a valuation (or provides a valuation that in the judgment of the Advisor does not represent the security’s fair value) or when, in the judgment of the Advisor, events have rendered the market value unreliable, a security is fair valued in good faith by the Advisor under procedures approved by the Board.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:
Level 1 –
Quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

7

Soundwatch Hedged Equity ETF
Notes to Financial Statements
April 30, 2025 (Unaudited)(Continued)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to fair value the Fund’s investments in each category investment type as of April 30, 2025:

Description	Level 1	Level 2	Level 3	Total
Assets
Exchange Traded Funds	$140,566,862	$—	$—	$140,566,862
Purchased Options	—	2,967,615	—	2,967,615
Short-Term Investments	1,278,372	—	—	1,278,372
Total	$141,845,234	$2,967,615	$—	$144,812,849
Liabilities
Written Options	$—	$(2,311,830)	$—	$(2,311,830)
Total	$—	$(2,311,830)	$—	$(2,311,830)

See the Schedule of Investments for further detail of investment classifications.
(B)	Derivatives – The Fund invests in certain derivatives, as detailed below, to meet its investment objectives.
The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks, such as liquidity risk, interest rate risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund could lose more than the principal amount invested by investing in a derivative instrument. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.
The Fund may also utilize certain financial instruments and investment techniques for risk management or hedging purposes. There is no assurance that such risk management and hedging strategies will be successful, as such success will depend on, among other factors, the Advisor’s ability to predict the future correlation, if any, between the performance of the instruments utilized for hedging purposes and the performance of the investments being hedged.
The following provides more information on specific types of derivatives and activity in the Fund. The use of derivative instruments by the Fund for the period ended April 30, 2025, was related to the use of purchased and written options. The Fund systematically writes (sells) equity index and/or ETF call options, covered calls and option spreads to generate additional income. A portion of the proceeds is used to systematically purchase a series of protective equity index and/or ETF put options or put spreads to reduce the negative impact of stock market declines on long-term performance.
As the seller of an index call option, the Fund receives cash (the “premium”) from the purchaser. The purchaser of an index call option has the right to any appreciation in the value of the index over a fixed price (the “exercise price”) on a certain date in the future (the “expiration date”). If the purchaser does not exercise the option, the Fund retains the premium. If the purchaser exercises the option, the Fund pays the purchaser the difference between the value of the index and the exercise price of the option. The premium, the exercise price and the value of the index determine the gain or loss realized by the Fund as the seller of the index call option.
The Fund also buys index and/or ETF put options in an attempt to protect the Fund from a significant market decline that may occur over a short period of time. The value of an index and/or ETF put option generally increases as stock prices (and the value of the index) decrease and decreases as those stocks (and the index)

8

Soundwatch Hedged Equity ETF
Notes to Financial Statements
April 30, 2025 (Unaudited)(Continued)
increase. A put spread is an option spread strategy that is created when equal number of put options are bought and sold simultaneously. Under certain market conditions, the selling of call options, including covered call options, or option spreads and purchasing of protective put options or put spreads may limit the upside returns of the Fund.
The following table sets forth the Fund’s derivative instruments as of April 30, 2025.
Statement of Assets and Liabilities Location

Risk Exposure Category	Investments(1)
Equity	$2,967,615
Total	$ 2,967,615

Liabilities

Risk Exposure Category	Written Options
Equity	$(2,311,830)
Total	$ (2,311,830)

(1)	Includes purchased options
The following table sets forth the Fund’s realized and unrealized gain (loss), as reflected in the Statement of Operations, by primary risk exposure and by type of derivative contract for the period ended April 30, 2025:
Amount of Realized Gain (Loss) on Derivatives

Risk Exposure Category	Investments (1)	Written Options
Equity	$(3,883,690)	$2,900,043
Total	$ (3,883,690)	$2,900,043

Change in Unrealized Appreciation (Depreciation) on Derivatives

Risk Exposure Category	Investments(1)	Written Options
Equity	$171,741	$(282,588)
Total	$171,741	$(282,588)

(1)	Includes purchased options
The Fund had outstanding purchased and written option contracts as listed on the Schedule of Investments as of April 30, 2025. For the period ended April 30, 2025, the month-end average number of purchased and written option contracts for the Fund was 305 and (563), respectively. For the period ended April 30, 2025, the quarter-end average gross notional amount of purchased and written options held by the Fund was $153,709,200 and ($303,402,191), respectively.
(C)
Federal Income Taxes – The Fund has elected to be taxed as a Regulated Investment Companies (“RIC”) under the U.S. Internal Revenue Code of 1986, as amended, and intends to maintain this qualification and to distribute substantially all of the net taxable income to its shareholders. Therefore, no provision is made for federal income taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purpose, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

As of and during the period ended April 30, 2025, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax

9

Soundwatch Hedged Equity ETF
Notes to Financial Statements
April 30, 2025 (Unaudited)(Continued)
expense in the Statement of Operations. During the year, the Fund did not incur any interest or tax penalties. The Fund’s federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
(D)
Distributions to Shareholders – Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(E)
Indemnifications – In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

(F)
Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(G)
Security Transactions and Investment Income – The Fund records security transactions based on trade date. Realized gains and losses on sales of securities are reported based on identified cost of securities delivered. Dividend income and expense are recognized on the ex-dividend date, and interest income and expense are recognized on an accrual basis. Discounts and premiums are amortized over the lives of the respective securities using the effective yield method.

(H)
Options Trading – The Fund maintains an account with Interactive Brokers LLC (“IB”) for options trading. The cash balance maintained at IB is reported as Deposits at broker for option trading on the Statement of Assets and Liabilities. Securities pledged as collateral for this account are denoted on the Schedule of Investments.

The Fund may earn or pay interest on this account based on the cash balance and value of open option contracts. The Fund earns interest income if the cash balance and value of purchased options exceeds the value of written options and pays interest expense if the value of written options exceeds the cash balance and value of purchased options. For the period ended April 30, 2025, the Fund paid interest expense totaling $207,386 as indicated on the Statement of Operations.
NOTE 4 – Investments Management Agreement and Other Related Party Transactions
The Trust has an agreement with the Advisor to furnish investment advisory services to the Fund. Effective under the terms of this agreement, the Fund pays the Advisor a monthly fee based on the average daily net assets at an annual rate of 0.60%. Advisory fee is accrued daily and paid monthly. The management fee is a unitary fee, whereby the Advisor has agreed to pay substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services. The Advisor is not responsible for, and the Fund will bear the cost of, (i) interest expense, (ii) taxes, (iii) brokerage expenses and other expenses connected with the execution of portfolio securities transactions, (iv) dividends and expenses associated with securities sold short, (v) non-routine expenses and fees, and (vi) expenses paid by the Trust under any plan adopted pursuant to Rule 12b-1 under the 1940 Act. Prior to the Reorganization, the annual rate of the management fee paid by the Target Fund was 0.66% of the average daily net assets.
The Advisor has contractually agreed to waive 0.10% of its unitary management fee to reduce the unitary management fee to 0.50% (the “Fee Waiver”). The Fee Waiver will remain in effect through at least February 28, 2026, and may be terminated only by the Board. The Fee Waiver is not subject to recoupment by the Advisor. Prior to the Reorganization, the Advisor had contractually agreed to waive a portion or all of its management fees and pay Target Fund expenses (excluding taxes, leverage expense, brokerage commissions, acquired fund fees and expenses, interest

10

Soundwatch Hedged Equity ETF
Notes to Financial Statements
April 30, 2025 (Unaudited)(Continued)
expense and dividends paid on short sales or extraordinary expenses) in order to limit the Total Annual Fund Operating Expenses to 0.66% of average daily net assets of the Fund’s Institutional Class (the “Expense Cap”). The Expense Cap had previously been lowered from 0.95% to 0.90%, effective November 15, 2018; from 0.90% to 0.85%, effective December 15, 2018; and to the current rate of 0.66%, effective March 1, 2019. Amounts previously waived by the Advisor under the Expense Cap are not subject to recoupment.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) serves as the administrator, fund accountant, transfer agent and provides compliance services to the Fund. The officers of the Trust are employees of Fund Services. U.S. Bank, N.A. serves as the Fund’s custodian. Quasar Distributors, LLC (“Quasar”), serves as the Fund’s distributor and principal underwriter. For the period ended April 30, 2025, there were no fees incurred by the Fund from the service providers described above as the Advisor bore all such costs.
NOTE 5 – Purchases and Sales of Securities
The cost of purchases and the proceeds from sales of investment securities (excluding in-kind purchases and redemptions and short-term investments) for the period ended April 30, 2025, were as follows:

Purchases	$—
Sales	$3,039,229

The cost of in-kind purchases and the proceeds from in-kind redemptions for the period ended April 30, 2025 were as follows:

In-Kind Purchases	$5,787,238
In-Kind Sales	$—

NOTE 6 – Federal Income Tax Information
At October 31, 2024, the components of accumulated earnings (deficit) for income tax purposes were as follows:

	Investments	Written Options	Total
Cost of Investments	$70,957,444	(1,630,851)	69,326,593
Gross Unrealized Appreciation	73,646,289	459,321	74,105,610
Gross Unrealized Depreciation	(28,296)	—	(28,296)
Net Unrealized Appreciation (Depreciation) on Investments	73,617,993	459,321	74,077,314
Undistributed ordinary income	553,118	—	553,118
Undistributed long-term capital gains	—	—	—
Total distributable earnings	553,118	—	553,118
Other accumulated loss	(19,645,863)	—	(19,645,863)
Total accumulated gain	$54,525,248	459,321	54,984,569

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable in part to the tax deferral of losses on wash sales and mark-to-markets.
During the fiscal year ended October 31, 2024, the Fund didn’t utilize capital loss carryforward.

11

Soundwatch Hedged Equity ETF
Notes to Financial Statements
April 30, 2025 (Unaudited)(Continued)
At October 31, 2024, the Fund had capital loss carryforwards, which reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Internal Revenue Code, the character of such capital loss carryforwards is as follows:

Not Subject to Expiration
Short-Term	Long-Term	Total
$(10,522,783)	$(8,679,603)	$(19,202,386)

The tax character of distributions paid during the six months ended April 30, 2025 and fiscal year ended October 31, 2024 were as follows:

	Six Months Ended April 30, 2025	Year Ended October 31, 2024
Distributions Paid From:
Ordinary Income	$914,169	$1,450,331
Total Distributions Paid	$914,169	$1,450,331

Additionally, U.S. generally accepted accounting principles require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended October 31, 2024, the following table shows the reclassifications made:

Accumulated Net Realized Gain/(Loss)	Paid in Capital
$ (390,491)	$390,491

NOTE 7 – Underlying Investments in Other Investment Companies
The Fund currently invests a portion of its assets in iShares Core S&P 500 ETF (“IVV”). When the Fund invests in an ETF, it will bear additional expenses based on its pro rata share of the ETF’s operating expenses, including its management fees. The risk of owning an ETF generally reflects the risks of owning the underlying securities that the ETF holds as well as the risks associated with the structure and operation of an ETF described above. The Fund also will incur brokerage costs when it purchases ETFs. The shares of an ETF trade on an exchange and may trade below their NAV or at a discount, which may adversely affect the Fund’s performance.
The Fund may redeem its investment from IVV at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund may be directly affected by the performance of IVV. The expense ratio of IVV is 0.03% of net assets as reflected in the most current prospectus. The financial statements of IVV, including its portfolio of investments, can be found at the Securities and Exchange Commission’s (SEC) website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of April 30, 2025, the percentage of the Fund’s net assets invested in IVV was 97.2%.
NOTE 8 – New Accounting Pronouncement
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements.

12

Soundwatch Hedged Equity ETF
Notes to Financial Statements
April 30, 2025 (Unaudited)(Continued)
Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Fund. The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Advisor, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
NOTE 9 – Subsequent Events
In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosurethrough the date the financial statements were available to be issued. The Fund has determined that there were no additional subsequent events that would need to be disclosed in the Fund’s financial statements.

13

Soundwatch Hedged Equity ETF
Additional Information
April 30, 2025 (Unaudited)
Approval of Investment Advisory Agreement
At a meeting held on November 20-21, 2024 (the “Meeting”), the Board of Trustees (the “Board” or “Trustees”) of Advisor Managed Portfolios (the “Trust”), including all Trustees who were not “interested persons” of the Trust (the “Independent Trustees”), as that term is defined in the Investment Company Act of 1940, considered and approved the continuance of the investment advisory agreement (the “Advisory Agreement”) with Soundwatch Capital, LLC (the “Advisor”) for the Soundwatch Hedged Equity ETF (the “Fund”).
In advance of the Meeting, the Board received and reviewed substantial information regarding the Fund, the Advisor, and the services provided by the Advisor to the Fund under the Advisory Agreement, including information about the portfolio managers, the resources of the Advisor, and the Fund’s performance and advisory fee. This information formed the primary (but not exclusive) basis for the Board’s determinations. The Trustees considered the review of the Advisory Agreement to be an ongoing process and employed the accumulated information, knowledge, and experience they had gained with the Advisor. The information prepared specifically for the review of the Advisory Agreement supplemented the information provided to the Trustees throughout the year related to the Advisor and the Fund. The Board and its committees met regularly during the year and the information provided and topics discussed at such meetings were relevant to the Board’s review of the Advisory Agreement. Some of these reports and other data included, among other things, materials that outlined the investment performance of the Fund; compliance, regulatory, and risk management matters; the trading practices of the Advisor; valuation of investments; fund expenses; and overall market and regulatory developments. The Independent Trustees were advised by independent legal counsel during the review process, including meeting in executive sessions with such counsel without representatives from the Advisor present. In connection with their review, the Independent Trustees also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreement.
In considering the Advisory Agreement, the Board considered the following factors and made the following determinations. In its deliberations, the Board did not identify any single factor or piece of information as all important, controlling, or determinative of its decision, and each Trustee may have attributed different weights to the various factors and information.
In considering the nature, extent and quality of the services provided by the Advisor, the Trustees considered the Advisor’s specific responsibilities in all aspects of the day-to-day management of the Fund, as well as the qualifications, experience and responsibilities of the portfolio managers and other key personnel who are involved in the day-to-day activities of the Fund. The Board considered the Advisor’s resources and compliance structure, including information regarding its compliance program, chief compliance officer and compliance record and its disaster recovery/business continuity plan. The Board also considered its knowledge of the Advisor’s operations, and noted that during the course of the year the Trustees met with the Advisor to discuss the Fund’s performance, the Advisor’s investment outlook, various marketing and compliance topics, and the Advisor’s risk management process. The Board concluded that the Advisor had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that, in the Board’s view, the nature, overall quality, and extent of the management services provided were satisfactory and reliable.
•
In assessing the quality of the portfolio management delivered by the Advisor, the Board considered the Fund’s performance on both an absolute basis and in comparison to its peer groups (a larger group category and a smaller, focused group), based on information provided by an independent consulting firm, and to a benchmark index. The Board considered that the Fund outperformed the CBOE S&P 500 BuyWrite BXM Index for the one-, three- and five-year periods ended June 30, 2024. The Board also considered that the Fund outperformed its peer groups for the one-, three- and five-year periods ended September 30, 2024.

•
The Trustees reviewed the cost of the Advisor’s services, and the structure and level of the advisory fee payable by the Fund, including a comparison of the fee to fees payable by its peer groups (a larger group category and a smaller, focused group), based on information provided by an independent consulting firm. The Board noted that the advisory fee is a unitary fee from which the Advisor pays most of the Fund’s other service providers and that the Advisor had agreed to waive a portion of the fee to reduce the Fund’s expenses. The Trustees noted that the fee before waiver was slightly above the focused peer group average and was in the third quartile of the larger peer group (a lower quartile number indicates a higher fee and a higher quartile

14

Soundwatch Hedged Equity ETF
Additional Information
April 30, 2025 (Unaudited)(Continued)
number indicates a lower fee). The Trustees also noted that compared to the focused peer group, the Fund’s total net expense ratio was higher than the average, however the ratio was lower than the larger peer group average. Noting that the Fund’s total next expense ratio was in the second quartile of the larger peer group (a lower quartile number indicates a higher fee and a higher quartile number indicates a lower fee). After reviewing the materials that were provided, the Board concluded that such fees were fair and reasonable in light of the services provided.
•
In considering whether economies of scale have been achieved, the Trustees reviewed the Fund’s unitary fee structure, the Advisor’s waiver of a portion of the unitary fee to reduce the Fund’s expenses, and the asset level of the Fund. The Trustees further considered that they will have the opportunity to periodically reexamine whether economies of scale have been achieved.

•
The Trustees considered the profitability of the Advisor from managing the Fund. In assessing the Advisor’s profitability, the Trustees reviewed the analysis provided by the Advisor and took into account both the direct and indirect benefits to the Advisor from managing the Fund. The Trustees concluded that the Advisor’s profits from managing the Fund were not excessive and, after a review of the relevant financial information, that the Advisor appeared to have adequate capitalization and/or would maintain adequate profit levels to support the Fund.

Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
See Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Contract.
Not applicable

15

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

See Item 7(a).

Item 9. Proxy Disclosure for Open-End Investment Companies.

See Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable for semi-annual reports.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5)  Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advisor Managed Portfolios

By	/s/ Russell B. Simon
Russell B. Simon, President/Principal Executive Officer

Date	7/7/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Russell B. Simon
Russell B. Simon, President/Principal Executive Officer

Date	7/7/2025

By	/s/ Eric T. McCormick
Eric T. McCormick, Treasurer/Principal Financial Officer

Date	7/6/2025